June 24, 2016

Supplement

SUPPLEMENT DATED JUNE 24, 2016 TO THE PROSPECTUSES OF

Morgan Stanley California Tax-Free Daily Income Trust, dated April 29, 2016
Morgan Stanley Tax-Free Daily Income Trust, dated April 29, 2016
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2016
(each, a "Fund")

The Class of each Fund is hereby redesignated as the "R Class."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DSCRSPT-0616

June 24, 2016

Supplement

SUPPLEMENT DATED JUNE 24, 2016 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Morgan Stanley California Tax-Free Daily Income Trust, dated April 29, 2016
Morgan Stanley Tax-Free Daily Income Trust, dated April 29, 2016
(each, a "Fund")

The Class of each Fund is hereby redesignated as the "R Class."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

June 24, 2016

Supplement

SUPPLEMENT DATED JUNE 24, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2016
(the "Fund")

The Class of the Fund is hereby redesignated as the "R Class."

The following is hereby added as the eighth fundamental policy/investment restriction under the section of the Fund's Statement of Additional Information entitled "Description of the Fund and its Investments and Risks—Fund Policies/Investment Restrictions":

8. Purchase any securities other than obligations of U.S. regulated banks or of the U.S. Government, or its agencies or instrumentalities, if immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.